EARNINGS PER SHARE. (Details Narrative) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Potentially dilutive shares from convertible securities outstanding	635,000	425,000	635,000	635,000	635,000	719,000	704,000